Loans	6 Months Ended
Jun. 30, 2026
Loans [Abstract]
LOANS

NOTE 10 — LOANS

Short-term bank loans

Short-term bank loans represent amounts due to various banks maturing within one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or quarterly. Short-term borrowings consisted of the following:

	June 30, 2026	December 31, 2025

Bank of Communications
Interest rate of 2.20%, from December 23, 2025 to June 26, 2026	$—	$428,994
Bank of China
Interest rate of 2.30%, from July 14, 2025 to July 13, 2026	663,218	643,491
Bank of Nanjing
Interest rate of 2.39%, from June 9, 2025 to June 8, 2026	—	1,000,987
Interest rate of 2.20%, from June 1, 2026 to May 30, 2027	736,909	—
Industrial and Commercial Bank of China
Interest rate of 2.21%, from October 30, 2025 to October 30, 2026	735,435	1,285,553
Bank of Jiangsu
Interest rate of 2.30%, from March 26, 2026 to March 25, 2027	442,145	—
Total	$2,577,707	$3,359,025

On June 9, 2025, the Company entered into a loan agreement with the Bank of Nanjing to obtain a loan of $1,429,981 (RMB 10,000,000) with a maturity date on June 8, 2026 at a fixed annual interest rate of 2.39%. After the repayment of $428,994 during fiscal year 2025, the loan balance was $1,000,987 as of December 31, 2025. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder and Chair of the Board of Directors of the Company, guaranteed the repayment of the loan.

On July 14, 2025, the Company entered into a loan agreement with the Bank of China to obtain a loan of $663,218 (RMB 4,500,000) with a maturity date on July 13, 2026 at a fixed annual interest rate of 2.30%. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder and Chair of the Board of Directors of the Company, guaranteed the repayment of the loan.

On October 30, 2025, the Company entered into a loan agreement with the Industrial and Commercial Bank of China to obtain a loan of $1,472,344 (RMB 9,990,000) with a maturity date on October 30, 2026 at a fixed annual interest rate of 2.21%. After the repayment of $186,791 during fiscal year 2025, the loan balance was $1,285,553 as of December 31, 2025. After the repayment of $736,909 during the six months ended June 30, 2026, the loan balance was $735,435 as of June 30, 2026. Ms. Yinglai Wang, the shareholder and Chair of the Board of Directors of the Company, guaranteed the repayment of the loan.

On December 23, 2025, the Company entered into a loan agreement with the Bank of Communications to obtain a loan of $428,994 (RMB 3,000,000) with a maturity date on June 26, 2026 at a fixed annual interest rate of 2.20%. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder and Chair of the Board of Directors of the Company, guaranteed the repayment of the loan.

On March 26, 2026, the Company entered into a loan agreement with the Bank of Jiangsu to obtain a loan of $442,145 (RMB 3,000,000) with a maturity date on March 25, 2027 at a fixed annual interest rate of 2.30%. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder and Chair of the Board of Directors of the Company, guaranteed the repayment of the loan.

On June 1, 2026, the Company entered into a loan agreement with the Bank of Nanjing to obtain a loan of $1,031,672 (RMB 7,000,000) with a maturity date on May 30, 2027 at a fixed annual interest rate of 2.20%. After the repayment of $ 294,763 during the six months ended June 30, 2026, the loan balance was $736,909 as of June 30, 2026. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder and Chair of the Board of Directors of the Company, guaranteed the repayment of the loan.

Long-term bank loans

Long-term bank loans consisted of the following:

	June 30, 2026	December 31, 2025

The Kumamoto Bank
Interest rate of 1.585%, from April 18, 2025 to March 31, 2035	$1,921,262	$2,150,371
Total	1,921,262	2,150,371
Less: Long-term bank loans - current	109,786	230,397
Long-term bank loans - non-current	$1,811,476	$1,919,974

On April 18, 2025, the Company entered into a loan agreement with the Bank of Kumamoto to obtain a loan of $2,195,728 (JPY 360,000,000) with a maturity date on March 31, 2035 at a fixed annual interest rate of 1.585%. After the repayment of $45,357 during fiscal year 2025, the loan balance was $2,150,371 as of December 31, 2025. After the repayment of $274,466 during the six months ended June 30, 2026, the loan balance was $1,921,262 as of June 30, 2026. Mr. Yujun Xiao, the CEO of the Company, guaranteed the repayment of the loan.

For the six months ended June 30, 2026 and 2025, the Company recorded bank loan interest expenses of $87,511 and $64,246, respectively.